Related-party transactions - Transactions with directors (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related-party transactions.
Wages and salaries	$ 7,791	$ 2,732	$ 839	$ 1,216
Share-based payments		96
Social security costs		876	179
Pension costs-defined contribution plans		303	90	42
Transactions with directors	$ 7,791	$ 4,007	$ 1,108	$ 1,258